Schedule of Crypto Assets Held (Details) Integer in Thousands, $ in Thousands	Mar. 31, 2026 USD ($) Integer	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer
Crypto Asset, Holding [Line Items]
Crypto assets, Units | Integer	1	6	31
Crypto assets, Cost Basis	$ 111	$ 653	$ 2,051
Crypto assets, Fair Value	$ 66	$ 506	$ 2,849
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Crypto assets, Units | Integer	1	6	31
Crypto assets, Cost Basis	$ 111	$ 653	$ 2,051
Crypto assets, Fair Value	$ 66	$ 506	$ 2,849